Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions		Total		Called up share capital and share premium		Other equity instruments		Other reserves		Retained earnings
Beginning Balance, equity at Dec. 31, 2020		£ 53,710	[1]	£ 2,348	[2]	£ 8,621	[2]	£ 3,183	[2]	£ 39,558	[1]
Profit after tax		2,663	[1]			303	[2]			2,360	[1]
Currency translation movements		(552)	[3],[4]					(552)	[2]
Fair value through other comprehensive income reserve		(312)	[1]					(312)	[2]
Cash flow hedges		(823)	[3],[4]					(823)	[2]
Retirement benefit remeasurements		103	[3]							103	[1]
Own credit		(47)	[1]					(47)	[2]
Total comprehensive income for the period		1,032	[1]			303	[2]	(1,734)	[2]	2,463	[1]
Other equity instruments coupons paid		(303)	[1]			(303)	[2]
Equity settled share schemes	[1]	255								255
Vesting of Barclays PLC shares under equity settled share schemes	[1]	(349)								(349)
Dividends paid - ordinary shares	[1]	(694)								(694)
Dividends paid - preference shares	[1]	(13)								(13)
Capital Contribution from Barclays PLC	[1]	0
Other movements	[1]	(2)								(2)
Ending Balance, equity at Jun. 30, 2021		53,636	[1]	2,348	[2],[5]	8,621	[2],[5]	1,449	[2],[5]	41,218	[6]
Beginning Balance, equity at Dec. 31, 2020		53,710	[1]	2,348	[2]	8,621	[2]	3,183	[2]	39,558	[1]
Profit after tax		4,588
Ending Balance, equity at Dec. 31, 2021		56,317	[6]	2,348	[5]	9,693	[5]	861	[5]	43,415	[6]
Profit after tax		2,129	[6]			328	[5]			1,801	[6]
Currency translation movements		2,008	[4],[6]					2,008	[5]
Fair value through other comprehensive income reserve		(799)	[6]					(799)	[5]
Cash flow hedges		(2,874)	[4],[6]					(2,874)	[5]
Retirement benefit remeasurements	[6]	1,090								1,090
Own credit		855	[6]					855	[5]
Total comprehensive income for the period		2,409	[6]			328	[5]	(810)	[5]	2,891	[6]
Issue and exchange of equity instruments		131	[6]			101	[5]			30	[6]
Other equity instruments coupons paid		(328)	[6]			(328)	[5]
Equity settled share schemes	[6]	242								242
Vesting of Barclays PLC shares under equity settled share schemes	[6]	(402)								(402)
Dividends paid - ordinary shares	[6]	(200)								(200)
Dividends paid - preference shares	[6]	(15)								(15)
Capital Contribution from Barclays PLC		750								750	[6]
Other movements		12	[6]					2	[5]	10	[6]
Ending Balance, equity at Jun. 30, 2022		£ 58,916	[6]	£ 2,348	[5]	£ 9,794	[5]	£ 53	[5]	£ 46,721	[6]

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	Details of share capital, other equity instruments and other reserves are shown on pages 42 to 43.
[3]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[4]	Reported net of tax.
[5]	Details of share capital, other equity instruments and other reserves are shown on pages 29 to 51.
[6]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.